Right of use assets	12 Months Ended
Mar. 31, 2023
Disclosure of quantitative information about right-of-use assets [abstract]
Right of use assets
7.
Right of use assets

	Leasehold land	Building	Total
Cost
As at April 1, 2020	4,726	497	5,223
Acquisition of subsidiaries (refer Note 56)	36	—	36
Additions during the year	1,443	25	1,468
Modifications during the year	—	(26)	(26)
Disposal of subsidiaries (refer Note 40)	(1,745)	—	(1,745)
As at March 31, 2021	4,460	496	4,956
Additions during the year	3,434	—	3,434
Asset acquisition (refer Note 56)	128	—	128
Adjustments during the year*	(13)	—	(13)
As at March 31, 2022	8,009	496	8,505
Additions during the year	3,072	704	3,776
Adjustments during the year*	(216)	—	(216)
As at March 31, 2023	10,865	1,200	12,065

Accumulated depreciation
As at April 1, 2020	369	199	568
Charge for the year (refer Note 36)	191	54	245
Depreciation capitalised during the year	—	54	54
Disposal of subsidiaries (refer Note 40)	(175)	—	(175)
As at March 31, 2021	385	307	692
Charge for the year (refer Note 36)	217	44	261
Depreciation capitalised during the year	—	57	57
As at March 31, 2022	602	408	1,010
Charge for the year (refer Note 36)	315	90	405
Depreciation capitalised during the year	—	34	34
Adjustments during the year	(2)	—	(2)
As at March 31, 2023	915	532	1,447

Net book value
As at April 1, 2021 (INR)	4,075	189	4,264
As at March 31, 2022 (INR)	7,407	88	7,495
As at March 31, 2023 (INR)	9,950	668	10,618
As at March 31, 2023 (USD)	121	8	129

* Adjustment of INR 216 pertains to actualisation of provisional capitalisation during the year (March 31, 2022: INR 13 pertains to leasehold land purchased during the year, March 31, 2021: INR Nil).